Segmented information	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Segmented information
Note 13. Segmented information
CIBC has four strategic business units (SBUs) – Canadian Personal and Business Banking, Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Capital Markets. These SBUs are supported by Corporate and Other.
Canadian Personal and Business Banking provides clients across Canada with financial solutions, services and advice through our dedicated team members in banking centres and contact centres, as well as leading mobile and online banking platforms to help make their ambitions a reality.
Canadian Commercial Banking and Wealth Management provides high-touch, relationship-oriented banking and wealth management services to middle-market companies, entrepreneurs, high-net-worth
individuals and families across Canada. Our offering also includes an online brokerage platform for retail clients and asset management services for institutional investors.
U.S. Commercial Banking and Wealth Management provides tailored, relationship-oriented banking and wealth management solutions across the U.S., focusing on middle-market and mid-corporate
companies, entrepreneurs,
high-net-worth
individuals and families, as well as operating private and small business banking services in strategic markets across the U.S.
Capital Markets provides integrated global markets products and services, investment banking and corporate banking solutions, and top-ranked research to our clients around the world. Leveraging the capabilities of our differentiated platform, Capital Markets also delivers multi-currency payments and innovative solutions for clients across our bank.
Corporate and Other includes the following functional groups – Chief Administrative Office, Global Technology, Data and AI, Risk Management, People, Culture and Talent, and Finance and Enterprise Strategy, as well as other support groups. The expenses of these functional and support groups are generally allocated to the business lines within the SBUs. Corporate and Other also includes the results of CIBC Caribbean Bank Limited and other portfolio investments, as well as other income statement and balance sheet items not directly attributable to the business lines.

$ millions, for the three months ended		Canadian Personal and Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2026	Net interest income	$2,652	$830	$600	$111	$115	$4,308
Jan. 31	Non-interest income (1)(2)	643	1,093	274	1,906	174	4,090
	Total revenue	3,295	1,923	874	2,017	289	8,398
	Provision for credit losses	446	84	21	7	10	568
	Amortization and impairment (3)	57	–	27	–	217	301
	Other non-interest expenses	1,501	941	456	836	294	4,028
	Income (loss) before income taxes	1,291	898	370	1,174	(232)	3,501
	Income taxes	331	251	76	297	(554)	401
	Net income	$960	$647	$294	$877	$322	$3,100
	Net income attributable to:
	Non-controlling interests	$–	$–	$–	$–	$7	$7
	Equity shareholders	960	647	294	877	315	3,093
	Average assets (4)(5)	$343,836	$108,393	$65,220	$423,381	$214,052	$1,154,882
2025	Net interest income	$2,572	$784	$559	$84	$133	$4,132
Oct. 31	Non-interest income (1)(2)	616	1,052	251	1,439	86	3,444
	Total revenue	3,188	1,836	810	1,523	219	7,576
	Provision for ( reversal of ) credit losses	503	52	(33)	77	6	605
	Amortization and impairment (3)	58	–	35	1	230	324
	Other non-interest expenses	1,554	957	465	709	170	3,855
	Income (loss) before income taxes	1,073	827	343	736	(187)	2,792
	Income taxes	277	224	68	188	(145)	612
	Net income (loss)	$796	$603	$275	$548	$(42)	$2,180
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$6	$6
	Equity shareholders	796	603	275	548	(48)	2,174
	Average assets (4)(5)	$343,339	$107,133	$63,706	$386,431	$218,002	$1,118,611
2025	Net interest income	$2,326	$718	$562	$70	$125	$3,801
Jan. 31	Non-interest income (1)(2)	597	985	285	1,504	109	3,480
	Total revenue	2,923	1,703	847	1,574	234	7,281
	Provision for credit losses	428	39	68	21	17	573
	Amortization and impairment (3)	58	1	23	1	203	286
	Other non-interest expenses	1,402	852	447	704	187	3,592
	Income (loss) before income taxes	1,035	811	309	848	(173)	2,830
	Income taxes	270	220	53	229	(113)	659
	Net income (loss)	$765	$591	$256	$619	$(60)	$2,171
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$8	$8
	Equity shareholders	765	591	256	619	(68)	2,163
	Average assets (4)(5)	$338,184	$100,474	$65,791	$375,453	$218,905	$1,098,807
(1)
The fee and commission income within non-interest income consists primarily of underwriting and advisory fees, deposit and payment fees, credit fees, card fees, investment management and custodial fees, mutual fund fees and commissions on securities transactions. Underwriting and advisory fees are earned primarily in Capital Markets with the remainder earned in Canadian Commercial Banking and Wealth Management. Deposit and payment fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Canadian Commercial Banking and Wealth Management, Capital Markets, and Corporate and Other. Credit fees are earned primarily in Canadian Commercial Banking and Wealth Management, Capital Markets, and U.S. Commercial Banking and Wealth Management. Card fees are earned primarily in Canadian Personal and Business Banking, with the remainder earned mainly in Corporate and Other. Investment management and custodial fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management, with the remainder earned mainly in Corporate and Other. Mutual fund fees are earned primarily in Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Canadian Personal and Business Banking. Commissions on securities transactions are earned primarily in Capital Markets, and Canadian Commercial Banking and Wealth Management.

(2)	Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Product Owner/Customer Segment/Distributor Channel allocation management model.
(3)	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
(4)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.
(5)	Average balances are calculated as a weighted average of daily closing balances.